Stockholders' Equity and Related Financing Agreements (Details 1) (USD $)	1 Months Ended
	May 31, 2010 Series A Private Placement [Member]	Apr. 30, 2010 Series A Private Placement [Member]	Sep. 30, 2010 Series B Private Placement [Member]
Fair Value Assumptions
Expected volatility	45.15%	45.82%	86.22%
Expected dividends yield	0.00%	0.00%	0.00%
Time to maturity	3 years	3 years	3 years
Weighted average risk-free interest rate	0.75%	1.03%	0.68%
Fair value of the common stock	$ 2.79	$ 2.38	$ 3.40